STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating activities
Net loss	$ (4,048,373)	$ (4,152,824)
Adjustments to reconcile net loss to net cash used in operating activities:
Fair value of vested stock options	233,310	1,178,245
Fair value of vested common stock issued to employees	329,511	43,786
Fair value of vested warrants granted to employees	432,772
Fair value of common stock issued for services	338,900
Cost of warrant modification	961,767	344,835
Change in fair value of derivative liability	(724,617)	(193,915)
Amortization of debt discount		374,592
Changes in assets and liabilities:
Accounts receivable	(22,100)
Inventory	(8,478)
Advance payment on related party lease	10,413	125,004
Prepaid expense	8,137	936
Accrued interest		29,686
Accounts payable - related party	(15,100)	9,170
Accounts payable and accrued liabilities	4,092	107,652
Net Cash Used in Operating Activities	(2,499,766)	$ (2,132,833)
Investing activities
Acquisition of cash upon acquisition	10,505
Net Cash Provided by Investing Activities	10,505
Financing activities
Proceeds from exercise of warrants, net	1,470,588	$ 1,824,505
Proceeds from exercise of options	5,000	185,998
Proceeds from sale of common stock, net		1,133,250
Net Cash Provided by Financing Activities	1,475,588	3,143,753
Net increase (decrease) in cash	(1,013,673)	1,010,920
Cash - Beginning of Period	1,403,403	392,483
Cash - End of Period	$ 389,730	$ 1,403,403
Cash paid during the period for:
Interest
Income taxes
Non-Cash Investing and Financing Activities:
Fair value of warrants issued with common stock recorded as derivative liability		$ 1,249,025
Issuance of common stock upon conversion of notes payable and accrued interest		994,061
Cancellation of accounts payable applied to option exercise price		140,000
Extinguishment of derivative liability	$ 269,368	$ 359,734
Acquisition of accounts receivable upon acquisition	$ 39,495